SEGMENTS (Details 5) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting [Abstract]
Profitability Of MS As A Percentage Of Copaxone Revenues	78.60%	80.70%
Payment Related To Ninlaro Transaction	$ 75,000,000